BASIS OF PRESENTATION (Details) - Schedule of consolidated entity	Mar. 31, 2021	Dec. 31, 2020
Clever Leaves US, Inc.
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
NS US Holdings, Inc.
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
Herbal Brands, Inc.
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
1255096 B.C. Ltd. (“Newco”)
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
Northern Swan International, Inc.
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
Northern Swan Management, Inc.
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
Northern Swan Deutschland Holdings, Inc.
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
Northern Swan Portugal Holdings, Inc.
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
Clever Leaves Portugal Unipessoal LDA
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
Clever Leaves II Portugal Cultivation SA
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
Northern Swan Europe, Inc.
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
Nordschwan Holdings, Inc.
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
Clever Leaves Germany GmbH
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
NS Herbal Brands International, Inc.
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
Herbal Brands, Ltd.
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
Clever Leaves International, Inc.
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
Eagle Canada Holdings, Inc. (“Eagle Canada”)
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
Ecomedics S.A.S. (“Ecomedics”)
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
Clever Leaves UK Limited
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
Eagle Canada Holdings, Inc.
Condensed Financial Statements, Captions [Line Items]
Ownership percentage		70.00%
Ecomedics S.A.S.
Condensed Financial Statements, Captions [Line Items]
Ownership percentage		70.00%
Clever Leaves UK Limited
Condensed Financial Statements, Captions [Line Items]
Ownership percentage		70.00%